Other Current Assets - 20F (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Other Current Assets [Abstract]
Other Current Assets	The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	September 30, 2016	December 31, 2015

Prepaid expenses	432	476
Insurance claims	-	14
Other	65	167
Total	497	657
The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2015	December 31, 2014

Prepaid expenses	476	78
Insurance claims	14	22
Other	167	204
Total	657	304